Share-Based Compensation - Summary of Weighted Average Assumptions in Stock Options (Detail)	12 Months Ended
	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 $ / shares
2020 [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Exercise price per option | $ / shares	$ 42.23
Expected annual dividend yield	4.36%
Expected volatility	29.00%
Risk-free interest rate	1.51%
Average expected life of options (years) | yr	8.50
2019 [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Exercise price per option | $ / shares		$ 53.54
Expected annual dividend yield	3.22%
Expected volatility	27.00%
Risk-free interest rate	2.55%
Average expected life of options (years) | yr	7.50